INCOME TAXES - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Interest expenses eligibility for deduction as a percentage of adjusted earnings before interest and tax expense					30.00%
Description of operating loss carryforwards expiration					2035 through 2037 with the remainder having an indefinite carryforward
Percentage of limitations on use for net operating loss carryforwards					80.00%
Description of tax credit carryforward expiration					2035 through 2043
Operating loss carryforwards, valuation allowance					$ 19,200,000	14,500,000
Increase in valuation allowance					$ 5,300,000
Minimum percentage increase in ownership by 5% shareholders during a three-year testing period			50.00%		50.00%
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration year					2035
Tax credit carryforward expiration year					2035
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration year					2037
Tax credit carryforward expiration year					2043
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 56,000,000	42,000,000
Domestic Tax Authority [Member] | Tax Cuts and Jobs Act of December Two Thousand and Seventeen [Member]
Operating Loss Carryforwards [Line Items]
Capital expenditure on research and development period over which the expenditure shall be amortized					5 years
Domestic Tax Authority [Member] | Expire Tax Period 2035 through 2037 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 1,300,000	1,300,000
Domestic Tax Authority [Member] | Expire Tax Period 2035 through 2043 [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount					1,600,000	1,200,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					30,000,000	29,000,000
State and Local Jurisdiction [Member] | Expire Tax Period 2035 through 2037 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 1,300,000	$ 1,300,000
Foreign Tax Jurisdiction [Member] | Tax Cuts and Jobs Act of December Two Thousand and Seventeen [Member]
Operating Loss Carryforwards [Line Items]
Capital expenditure on research and development period over which the expenditure shall be amortized					15 years